Common Stock (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Aug. 06, 2012 Private Placement Memorandum [Member]	Dec. 31, 2012 Private Placement Memorandum [Member] March 22-2013 [Member]
Shares Authorized Total	110,000,000	210,000,000
Common stock, shares authorized	100,000,000	200,000,000	100,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights	Common Stock par value of $.0001 per share with one vote in respect of each share held. Holders of Common Stock do not have cumulative voting rights
Common Stock, Shares, Issued (in shares)	31,879,247	49,536,846	27,061,498	352,500
Equity Issuance, Per Share Amount				$ 2.00
Warrants to Purchase of Common Stock				176,250
Warrants Exercise Price				$ 2.25	$ 1.12
Common Stock Issued For AntiDilution Provision					1,057,500